Financial instruments - fair values and risk management - Financial assets (Details) - Financial assets at amortized cost - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 139,054	$ 184,600	$ 115,285
Trade receivables
Disclosure of financial assets [line items]
Financial assets	45,201	41,675	30,720
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	83,704	142,802	84,557
Loans receivable.
Disclosure of financial assets [line items]
Financial assets	$ 10,149	$ 123	8
Previously stated
Disclosure of financial assets [line items]
Financial assets			115,474
Previously stated | Trade receivables
Disclosure of financial assets [line items]
Financial assets			30,909
Previously stated | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets			84,557
Previously stated | Loans receivable.
Disclosure of financial assets [line items]
Financial assets			$ 8